Affiliated companies and other equity-method investees	12 Months Ended
Mar. 31, 2021
Affiliated Companies and Other Equity-method Investees [Abstract]
Affiliated companies and other equity-method investees
20. Affiliated companies and other equity-method investees:
Nomura’s significant affiliated companies and other equity-method investees include Nomura Research Institute, Ltd. (“NRI”) and Nomura Real Estate Holdings, Inc. (“NREH”).
NRI
NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.
Nomura has tendered to the self-tender offer made by NRI. Upon the settlement on August 21, 2019, Nomura has sold 101,889,300 ordinary shares it held at ¥159,966 million to NRI. NRI remains an equity method affiliate of NHI. As a result of the transaction, a gain of ¥73,293 million was recognized in earnings within
Revenue—Other
during the year ending March 31, 2020.
As of March 31, 2020, Nomura’s ownership of NRI was
28.8% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥61,310 million.
As of March 31, 2021, Nomura’s ownership of NRI was 28.6% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥60,572 million.
NREH
NREH is the holding company of the Nomura Real Estate Group which is primarily involved in the residential property development, leasing, investment management as well as other real estate-related activities.
Nomura recognized an impairment loss of ¥47,661 million against its investment in NREH during
the year ended March 31, 2021. Considering the period and extent to which the share price was below carrying value, Nomura determined the impairment was other-than-temporary and therefore an impairment loss was recognized. The loss was classified within
Non-interest
expenses—Other
in the consolidated statements of income.
As of March 31, 2020, Nomura’s ownership of NREH was 35.9% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥11,012 million.
As of March 31, 2021, Nomura’s ownership of NREH was 36.1%

and the difference between the carrying amount of the equity method investment and the underlying equity in net assets was
¥37,140
million as a result of an excess of the underlying equity in net assets over fair value of the investment.
Summary financial information—
The following tables present summarized financial information for significant affiliated companies of Nomura (including those elected for the fair value option) as of March 31, 2020 and 2021, and for the years ended March 31, 2019, 2020 and 2021.

	Millions of yen
	March 31
	2020	2021
Total assets	¥2,559,985	¥2,769,294
Total liabilities	1,669,132	1,788,704

	Millions of yen
	Year ended March 31
	2019	2020	2021 (1)
Net revenues	¥963,824	¥1,017,860	¥909,616
Non-interest expenses	794,264	791,403	737,200
Net income attributable to the companies	122,440	155,567	124,163
The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2020 and 2021, and for the years ended March 31, 2019, 2020 and 2021.

	Millions of yen
	March 31
	2020	2021
Investments in affiliated companies	¥367,641	¥363,393
Advances to affiliated companies	—	1,000
Other receivables from affiliated comp a nies (1)	25,074	21,817
Other payables to affiliated companies (1)	27,648	26,344

(1)	As a result of adopting ASU 2016-02 as of April 1, 2019, ROU assets and operating lease liabilities are included by ¥23,733 mil and ¥20,793 mil as of March 31, 2020 and 2021 respectively.

	Millions of yen
	Year ended March 31
	2019	2020	2021
Revenues	¥1,986	¥3,833	¥2,240
Non-interest expenses	44,073	46,335	50,753
Purchase of software, securities and tangible assets	13,515	17,716	14,407
The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2020 and 2021.

	Millions of yen
	March 31
	2020	2021
Carrying amount	¥357,751	¥340,909
Fair value	511,667	768,389
The following table presents equity in earnings of equity-method investees, including those above and dividends from equity-method investees for the years ended March 31, 2019, 2020 and 2021.

	Millions of yen
	Year ended March 31
	2019	2020	2021
Equity in earnings of equity-method investees (1)	¥32,014	¥32,109	¥26,812
Dividends from equity-method investees	12,971	11,767	11,096

(1)	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.